Long-Term Debt - Additional Information (Detail) - USD ($)		9 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total long-term debt		$ 638,500,000
Total long-term debt		$ 638,469,000	$ 671,690,000
Partnership's Loan Agreements [Member]
Debt Instrument [Line Items]
Long term debt interest rate description		London Interbank Offered Rate ("LIBOR") plus a fixed margin ranging from 2.125% to 2.5%.
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage		2.125%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage		2.50%
77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 55,100,000
Long term debt interest rate percentage		3.85%
240 Million Secured Loan Facility [Member] | Senior Term Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facility	$ 240,000,000
Guarantee Commission [Member] | 77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		1.35%
Bank Facility Rate [Member] | 77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		2.50%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage	2.125%
Senior secured credit facility	$ 20,000,000
Revolving Credit Facility [Member] | Amended Senior Secured Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate description		LIBOR plus a fixed margin of 2.5%
Long term debt interest rate percentage	2.50%
Senior secured credit facility	$ 35,000,000
Additional borrowing capacity after amendment	$ 15,000,000
Line of credit facility expiration date	Jun. 30, 2019
Line of credit facility commitment fee percentage	40.00%